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EQ/MFS Mid Cap Focused Growth Portfolio
EQ/MFS Mid Cap Focused Growth Portfolio – Class IB and K Shares
Investment Objective:
Seeks to provide growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - EQ/MFS Mid Cap Focused Growth Portfolio - USD ($)	Class IB Shares	Class K Shares
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of thevalue of your investment)
Annual Fund Operating Expenses - EQ/MFS Mid Cap Focused Growth Portfolio		Class IB Shares	Class K Shares
Management Fee		0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)		0.25%	none
Other Expenses		0.14%	0.14%	[1]
Total Annual Portfolio Operating Expenses		1.24%	0.99%
Fee Waiver and/or Expense Reimbursement	[2]	(0.14%)	(0.14%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.10%	0.85%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Pursuant to a contract, Equitable Investment Management Group, LLC (the “Adviser”) has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.10% for Class IB shares and 0.85% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by the Adviser at any time after April 30, 2022. The Adviser may be reimbursed the amount of any such payments or waivers made after June 30, 2020, in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower.

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:
Expense Example - EQ/MFS Mid Cap Focused Growth Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class IB Shares	112	380	668	1,488
Class K Shares	87	301	533	1,200

Expense Example, No Redemption - EQ/MFS Mid Cap Focused Growth Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class IB Shares	112	380	668	1,488
Class K Shares	87	301	533	1,200

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 40% of the average value of the portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategy:
Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of mid-capitalization
companies. For purposes of this Portfolio,
mid-capitalization
companies typically are companies with market capitalizations within the capitalization range of the companies in the Russell Midcap
®
Growth
Index
at the time of purchase. As of December 31, 2020, the market capitalizations of the companies in the Russell Midcap
®
Growth Index ranged from approximately $586.1 million to $58.9 billion. The size of companies in the index changes with market conditions, which can result in changes to the market capitalization range of companies in the index.

The Portfolio normally invests primarily in equity securities, which include common stocks, equity interests in real estate investment trusts (REITS), and other securities that represent an ownership interest (or the right to acquire an ownership interest) in a company or other issuer, such as rights, warrants and depositary receipts. The Sub-Adviser focuses on investing the Portfolio’s assets in the stocks of companies that the Sub-Adviser believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.
The Sub-Adviser generally invests the Portfolio’s assets in approximately 35 to 65 companies and may invest a significant percentage of the Portfolio’s assets in a single issuer or a small number of issuers. The Sub-Adviser normally invests the Portfolio’s assets across different industries and sectors, but the Sub-Adviser may invest a significant percentage of the Portfolio’s assets in issuers in a single or small number of industries or sectors, such as the information technology sector. The Sub-Adviser may invest the Portfolio’s assets in foreign securities.

The Sub-Adviser uses an active bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. The Sub-Adviser may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

The Portfolio also may lend its portfolio securities to earn additional income.

Principal Risks:
An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective.

The following risks can negatively affect the Portfolio’s performance. The most significant risks as of the date of this Prospectus are listed first, followed by additional risks in alphabetical order.

Market Risk:
The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect Portfolio performance. Securities markets also may experience long periods of decline in value. Changes in the financial condition of a single issuer can impact a market as a whole. Geo-political risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as natural disasters, public health crises (such as epidemics and pandemics) and social unrest, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. Adverse market conditions may not have the same impact on all types of securities. In addition, markets and market participants are increasingly reliant on information data systems. Inaccurate data, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at-large.

Equity Risk:
In general, the values of stocks and other equity securities fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.

Mid-Cap
Company Risk:
Mid-cap companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies, all of which can negatively affect their value.

Focused Portfolio Risk
:
The Portfolio employs a strategy of investing in the securities of a limited number of companies. As a result, the Portfolio may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio’s net asset value. A portfolio using such a focused investment strategy may experience greater performance volatility than a portfolio that is more broadly invested.

Investment Style Risk:
The Portfolio may use a particular style or set of styles — in this case, a “growth” style — to select investments. A particular style may be out of favor or may not produce the best results over short or longer time periods. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Portfolio, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market their prices may decrease more than value stocks in general. Growth stocks also may increase the volatility of the Portfolio’s share price.

Information Technology Sector Risk:
Investment risks associated with investing in the information technology sector include, in addition to other risks, the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights;
obsolescence of existing technology; general economic conditions; and government regulation. Any of these factors could result in a material adverse impact on the Portfolio’s securities and the performance of the Portfolio.

Foreign Securities Risk
:
Investments in foreign securities, including depositary receipts, involve risks in addition to those associated with investments in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets, and it may take more time to clear and settle trades involving foreign securities, which could negatively impact the Portfolio’s investments and cause it to lose money. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices, as well as trade barriers and other protectionist trade policies (including those of the U.S.), governmental instability, or other political or economic actions, also may adversely impact security values. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. Regardless of where a company is organized or its stock is traded, its performance may be significantly affected by events in regions from which it derives its profits or in which it conducts significant operations.

Currency Risk
:
Investments that are denominated in or that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. In the case of hedging positions, there is the risk that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time.

European Economic Risk
:
The economies of European Union (“EU”) member countries and their trading partners, as well as the broader global economy, may be adversely affected by changes in the euro’s exchange rate, changes in EU or governmental regulations on trade, and the threat of default or an actual default by an EU member country on its sovereign debt, which could negatively impact the Portfolio’s investments and cause it to lose money. The United Kingdom (“UK”) left the EU on January 31, 2020, commonly referred to as “Brexit.” Following a transition period, the UK’s post-Brexit trade agreement with the EU went into effect on January 1, 2021. The agreement governs the new relationship between the UK and the EU with respect to trading goods and services, but significant aspects of the relationship remain unsettled and subject to further negotiation and agreement. The political, regulatory, economic, and market consequences of Brexit are uncertain, and the ultimate ramifications may not be known for some time. The negative impact on not only the UK and European economies but also the broader global economy could be significant, potentially resulting in increased volatility and illiquidity, which could adversely affect the value of the Portfolio’s investments. Any further withdrawals from the EU could cause additional market disruption globally.

Geographic Concentration Risk
:
To the extent the Portfolio invests a significant portion of its assets in securities of companies domiciled, or exercising the predominant part of their economic activity, in one country or geographic region, it assumes the risk that economic, political, social and environmental conditions in that particular country or region will have a significant impact on the Portfolio’s investment performance and that the Portfolio’s performance will be more volatile than the performance of more geographically diversified funds.

Portfolio Management Risk:
The Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results. An investment manager’s judgments or decisions about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, may be incorrect or otherwise may not produce the intended results, which may result in losses to the Portfolio. In addition, many processes used in Portfolio management, including security selection, rely, in whole or in part, on the use of various technologies. The Portfolio may suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by an investment manager, or if such tools, resources, information or data are used incorrectly, fail to produce the desired results, or otherwise do not work as intended. There can be no assurance that the use of these technologies will result in effective investment decisions for the Portfolio.

Liquidity Risk
:
From time to time, there may be little or no active trading market for a particular investment in which the Portfolio may invest or is invested. In such a market, the value of such an investment and the Portfolio’s share price may fall dramatically. Illiquid investments may be difficult or impossible to sell or purchase at an advantageous time or price or in sufficient amounts to achieve the Portfolio’s desired level of exposure. To meet redemption requests during periods of illiquidity, the Portfolio may be forced to dispose of investments at unfavorable times or prices and/or under unfavorable conditions, which may result in a loss or may be costly to the Portfolio. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The Portfolio also may not receive its proceeds from the sale of certain investments for an extended period of time. Certain investments that were liquid when purchased may later become illiquid, sometimes abruptly, particularly in times of overall economic distress or adverse investor perception. An inability to sell a portfolio position can adversely affect the Portfolio’s value or prevent the Portfolio from being able to take advantage of other investment opportunities. During periods of market stress, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Portfolio’s ability to limit losses. In addition, a reduction in the ability or willingness of dealers and other institutional investors to make a market in certain securities may result in decreased liquidity in certain markets.

New Portfolio Risk:
The Portfolio is newly or recently established and has limited operating history. The Portfolio may not be successful in implementing its investment strategy, and there can be no assurance that the Portfolio will grow to or maintain an economically viable size, which could result in the Portfolio being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Until the Portfolio is fully capitalized, it may be unable to pursue its investment objective or execute its principal investment strategies.

Real Estate Investing Risk
:
Real estate-related investments may decline in value as a result of factors affecting the overall real estate industry. Real estate is a cyclical business, highly sensitive to supply and demand, general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Losses may occur from casualty or condemnation, and government actions, such as tax law changes, zoning law changes, regulatory limitations on rents, or environmental regulations, also may have a major impact on real estate. The availability of mortgages and changes in interest rates may also affect real estate values. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. In addition, global climate change may have an adverse effect on property and security values.

Real estate investment trusts (“REITs”) generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidations.

Operating REITs requires specialized management skills, and a portfolio that invests in REITs indirectly bears REIT management and administration expenses along with the direct expenses of the portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. Domestic REITs also must satisfy specific Internal Revenue Code requirements to qualify for the tax-free pass-through of net investment income and net realized gains distributed to shareholders. Failure to meet these requirements may have adverse consequences on the Portfolio In addition, even the larger REITs in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.

Sector Risk:
From time to time, based on market or economic conditions, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Securities Lending Risk:
The Portfolio may lend its portfolio securities to seek income. There is a risk that a borrower may default on its obligations to return loaned securities. The Portfolio will be responsible for the risks associated with the investment of cash collateral and may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. Securities lending may introduce leverage into the Portfolio. In addition, delays may occur in the recovery of loaned securities from borrowers, which could interfere with the Portfolio’s ability to vote proxies or to settle transactions.

Risk/Return Bar Chart and Table
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one-year and since inception periods through December 31, 2020 compared to the returns of a broad-based securities market index. Past performance is not an indication of future performance.
Performance information for the periods prior to November 29, 2019 is that of the Portfolio when it followed different principal investment strategies and had a different Sub-Adviser.

Class K shares have not commenced operations as of the date of this Prospectus.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)

22.41% (2020 2nd Quarter)	–15.91% (2020 1st Quarter)

Average Annual Total Returns
Average Annual Total Returns - EQ/MFS Mid Cap Focused Growth Portfolio	One Year	Since Inception	Inception Date
Class IB Shares	29.76%	24.23%	Oct. 22, 2018
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)	35.59%	27.25%